Income taxes - Reconciliation of profit before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before income tax	$ 139,821	$ 162,880	$ 131,347
Income tax expense using the statutory tax rate of each country	35,609	39,044	30,615
FDII foreign income deduction	(1,222)	(536)	(1)
Expenses not deductible for tax purposes	719	1,674	59
Tax credit	(181)	(545)	(473)
Changes in unrecognized deferred tax assets	2,838	(1,193)	446
Others	(595)	(3)	(381)
Income tax expense	$ 37,168	$ 38,441	$ 30,265
Effective income tax rate	26.60%	23.60%	23.60%